Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Data [Abstract]
Quarterly Financial Information (Unaudited)	Quarterly Financial Data (Unaudited)
The table below summarizes our unaudited quarterly financial data for 2018 and 2017.

	2018 Quarters
	First	Second	Third	Fourth
Revenues from continuing operations	$725,808	$752,388	$745,278	$689,296
Operating income	$59,081	$60,900	$46,148	$4,119
Net income (loss)	$7,898	$10,871	$(1,634)	$(28,927)
Net loss attributable to noncontrolling interest	$136	$126	$1,311	$4,144
Net income (loss) attributable to Genesis Energy, L.P.	$8,034	$10,997	$(323)	$(24,783)
Basic and diluted net income (loss) per common unit:
Net income (loss) per common unit	$(0.07)	$(0.05)	$(0.15)	$(0.35)

Cash distributions per common unit (1)	$0.5200	$0.5300	$0.5400	$0.5500
	2017 Quarters
	First	Second	Third	Fourth
Revenues from continuing operations	$415,491	$406,723	$486,114	$720,049
Operating income	$52,597	$61,447	$43,100	$63,407
Net income	$26,938	$33,580	$6,160	$15,401
Net loss attributable to noncontrolling interest	$152	$153	$152	$111
Net income attributable to Genesis Energy, L.P.	$27,090	$33,733	$6,312	$15,512
Basic and diluted net income (loss) per common unit:
Net income (loss) per common unit	$0.23	$0.28	$0.01	$(0.01)

Cash distributions per common unit (1)	$0.7100	$0.7200	$0.7225	$0.5000

(1)
Represents cash distributions declared and paid in the applicable period.